Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining six months	$ 408
1 year	1,589	$ 1,693
2 year	1,510	1,589
3 year	1,498	1,510
4 year	1,498	1,498
5 year		1,498
Thereafter 4 year	7,423
Thereafter 5 year		7,423
Total	$ 13,926	$ 15,211	$ 5,287